U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 14, 2012

VIA EDGAR TRANSMISSION
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Perritt Funds, Inc. (the “Company”) File Nos. 333-114371 and 811-21556

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Company is Post-Effective Amendment No. 12 under the 1933 Act and Amendment No. 13 under the 1940 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).  The purpose of the Amendment is to add one new series to the Company: Perritt MicroCap Opportunities Fund (the “Fund”).

As a point of information, the Fund is being established in order to effectuate a transition from its current domicile as the sole series of Perritt MicroCap Opportunities Fund, Inc. (File Nos. 033-16812 and 811-05308), a Maryland corporation (the “Predecessor Fund”).  Shareholders in the Predecessor Fund will not be asked to approve the reorganization into the Fund via a proxy statement or N-14 in reliance on Section 3-104(a)(5) of the Maryland General Corporate Law and Rule 17a-8 of the Investment Company Act of 1940. The Fund will be the successor of the Predecessor Fund.  Additional analysis is provided below on the reason no shareholder approval is required.

Pursuant to Rule 485(a)(2) of the 1933 Act, the Company anticipates that this filing shall become effective on February 28, 2013.  At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and file updated exhibits to the Registration Statement. Subsequently, it is anticipated that the Company will file a Summary Prospectus under Rule 497(k).

We do not believe that a shareholder meeting is required to effect the reorganization of the Predecessor Fund into the Fund, and therefore believe that no proxy statement, information statement or Form N-14 filing is required, for the reasons discussed below.  In addition, requiring a shareholder vote for a reorganization that will inure to the benefit of the shareholders through reduced administrative costs and ease of operation would be inimical to the shareholder’s interests because of the cost associated with a shareholder meeting.

Maryland Law

Section 3-104 of the Maryland General Corporate Law states, in relevant part:

“(a) Stockholder approval and articles not required. Notwithstanding any other provision of this subtitle . . . the approval of the stockholders . . . are not required for any: . . . (5) transfer of assets by a corporation registered as an open-end investment company under the Investment Company Act of 1940.”

Accordingly, under Maryland law, the reorganization does not require shareholder approval.

Investment Company Act of 1940

Rule 17a-8 under the Investment Company Act permits mergers of registered investment companies with certain of their affiliated persons, regardless of the reasons for the funds’ affiliation.  The rule requires that each fund’s board determine that the merger is in the best interests of the fund and will not dilute the interests of shareholders.  In addition, to rely upon the rule, the acquired fund (in this case, the Predecessor Fund) must obtain the approval of its shareholders only under specific circumstances.  Specifically, shareholders of a fund must approve a merger if –

•
Any policy of the acquired fund that under Section 13 of the Act could not be changed without a vote of a majority of its outstanding voting securities is materially different from a policy of the acquiring fund;

•	The acquiring fund's advisory contract is materially different from that of the acquired fund, except for the identity of the funds as parties to the contract;

•
After the merger, directors of the acquired fund who are not interested persons of the acquired fund and who were elected by its shareholders will not comprise a majority of the directors of the acquiring fund who are not interested persons of the acquiring fund (in fact, footnote #24 of the adopting release to Rule 17a-8 states as follows: “In other words, a shareholder vote is not required if, after the merger, a majority of the disinterested directors of the acquiring company will be comprised of persons who were elected disinterested directors of the acquiring company.”); or

•
After the merger, the acquiring fund will be authorized to pay charges under a plan that provides for use of fund assets for distribution ("Rule 12b-1 Plans") that are greater than charges authorized to be paid by the acquired fund under such a plan.

The reorganization of the Predecessor Fund into the Fund does not impact any of the preconditions noted above.  The reorganization is being effected solely for administrative ease and to eliminate the need for two registrants in the same fund family.  In that regard, the Predecessor Fund and the Fund are identical and (1) will not have any different policies that can be changed only by a vote of shareholders; (2) there are no material differences between the two advisory contracts, except for the names of the parties; (3) the independent directors of Perritt MicroCap Opportunities Fund, Inc. are the same as those of the Company; and (4) neither the Predecessor Fund nor the Fund have Rule 12b-1 plans.  Moreover, on November 30, 2012, the Boards of the Funds made all of the requisite determinations required under Rule 17a-8, and unanimously approved the reorganization.

Securities Exchange Act of 1934

Regulation 14A under the Securities Exchange Act, which requires the filing of a proxy statement, only applies if the Funds are making a “solicitation” for shareholder approval.  Since the Funds are not obligated under Maryland law or the Investment Company Act to solicit shareholder approval, they are not soliciting shareholder approval, and Regulation 14A is not applicable.

A similar analysis applies to Regulation 14C under the Securities Exchange Act.  Regulation 14C requires the filing of an information statement if corporate action is taken “by the written authorization or consent of security holders.”  The information statement is sent to those security holders that are “entitled to vote or give an authorization or consent in regard” to the corporate action.  Since the reorganization does not require shareholder approval, no shareholders are entitled to vote or give a consent with regard to the reorganization, and Regulation 14C is not applicable.

Securities Act of 1933

Form N-14 under the Securities Act provides for registration of securities to be issued in: (i) a transaction of the type specified in Rule 145(a) under the Securities Act (“Rule 145(a) transaction”); (ii) a merger in which a vote or consent of the security holders of the company being acquired is not required under applicable state law; (iii) an exchange offer for securities of the issuer or another person; (iv) a public reoffering or resale of any securities acquired in an offering registered on Form N-14; or (v) two or more of the transactions listed in items (i) through (iv).  The reorganization of the Funds will not be a transaction described in items (ii) through (iv), and it is the Company’s view that the reorganization is not a Rule 145(a) transaction.

Rule 145 under the Securities Act generally requires the registration of securities issued in connection with certain reclassifications, mergers, consolidations and transfers of assets.  However, the preliminary note to Rule 145 explains that these transactions are subject to the registration requirements of the Securities Act only when a plan or agreement is submitted to shareholders under which they must “elect, on the basis of what is in substance a new investment decision, whether to accept a new or different security in exchange for their existing security.”

As noted above, shareholder approval is not required and is not being solicited.  Further, in the Company’s view, no new investment decision is involved in connection with the reorganization.  Continuity of shareholder investment expectations will be maintained because the investment objectives Predecessor Fund and the Fund are identical and the principal investment strategies and risks of the Predecessor Fund and the Fund are identical.

The portfolio manager currently providing investment advice to the Predecessor Fund will be responsible for providing investment advice to the Fund after the reorganization is consummated.  Further, the reorganization does not involve the combination of existing funds with existing assets, shareholders and operating histories.  Rather, prior to the reorganization, the Fund will have had no assets or operating history and simply will serve as a shell into which the Predecessor Fund will be reorganized and all of its assets transferred.  Upon consummation of the reorganization, the Fund will assume the accounting and performance history of the Predecessor Fund.  At the effective time of the reorganization, the number of shares to be issued by the Fund in connection with the reorganization will be the same as the number of shares owned by Predecessor Fund shareholders and the net asset value of the Fund’s shares will be the same as the net asset value of the Predecessor Fund’s shares.  Thus, shares of the Fund will represent a continuation of the same investment and economic interests that are presently represented by shares of the Predecessor Fund.

Even if the reorganization were treated as a Rule 145(a) transaction, we believe the exception provided by Rule 145(a)(2) is available.  Rule 145(a)(2) provides that a merger, consolidation or similar plan or acquisition solely involving a change in domicile is not subject to the registration requirements of the Securities Act.  The “change in domicile” exception to the registration requirements of Rule 145 was carved out to preserve the “no-sale” theory previously embodied in Rule 133 for reorganizations effected to change an issuer’s domicile.  Over the years, the scope of the “change in domicile” exception contained in Rule 145(a)(2) has grown significantly through liberal construction of the Rule by the Commission’s staff, recognizing that various changes in a fund’s management and policies might be made incident to a reorganization.

For example, the SEC staff has taken “no action” positions in a number of cases involving corporate reorganizations without any change in domicile.1  In some instances, these corporate reorganizations have been accompanied by unrelated changes in fund structure or manner of investment.2  The policies underlying Rule 145(a)(2) have been applied broadly by the SEC staff to exempt from registration transactions in which there is a change in domicile and it is accompanied by “incidental” changes in legal form, structure and voting arrangements.3  Rule 145(a)(2) has also been interpreted to permit changes in domicile with accompanying management and structural changes that go beyond those “incidental” to a change in domicile.4  Finally, the SEC staff’s interpretive release on Rule 145 indicates that the exemption contained in Rule 145(a)(2) would be applicable to a change in domicile effected by way of a merger in which the surviving corporation would have a broader corporate purpose provision, where a new class of preferred stock was to be authorized, and where preemptive and cumulative voting rights were to be eliminated by the merger.5

1 See, e.g., Lazard Freres Institutional Fund, Inc. (pub avail. Feb. 26, 1987) (reorganization of three Maryland corporations into newly-created shell series of two existing Maryland corporations); Massachusetts Financial Development Fund, Inc. (pub. avail. Jan. 10, 1985) (reorganization of five Massachusetts business corporations into Massachusetts business trusts).

2 See, e.g., Scudder Common Stock Fund, Inc. (pub. avail. Oct. 10, 1984) (reorganizations from two Massachusetts corporations to Massachusetts business trusts with proposed changes in investment objectives and fundamental investment restrictions).

3 See, e.g., Frank Russell Investment Company (pub. avail. Dec. 3, 1984) (reorganization of Maryland corporation into Massachusetts business trust); John Hancock Bond Fund, Inc. (pub. avail. Nov. 29, 1984) (reorganization of Maryland and Delaware corporations into Massachusetts business trusts); United Gold Shares, Inc. (pub. avail. Sept. 17, 1984) (reorganization of Texas corporation with one series of common shares and Maryland corporation with five series of common shares into Massachusetts business trust with eight series of shares, including two newly-created series of shares).

4 See, e.g., PEMCO (pub. avail. May 31, 1988) (reorganization of New York limited partnership into Maryland corporation where the directors of the successor corporation were different persons from the general partners of the predecessor partnership, new investment policies, restrictions and operations were introduced, and the custodian and independent certified accountants were changed); Aetna Variable Fund, Inc. (pub. avail. Jan 23, 1984) (reorganization of three Maryland corporations into Massachusetts business trusts where changes would be made to “standardize” the advisory, distribution, custodian and transfer agent agreements among the three new entities, and the new advisory agreements would effect changes requiring the payment of certain expenses by the new trusts rather than by the adviser, resulting in an 10 -- 15 basis point increase in fund expenses).

5 See Illustration II(b) in Securities Act Release No. 5463 (Feb. 28, 1974).

We also note that a post-effective amendment relating to the offering of the Fund’s shares is being filed herewith, and the reorganization will not be consummated before the registration of the offering is effective.

* * *

If you have any additional questions or require further information, please contact Peter Fetzer at (414) 297-5596 or me at (414) 765-5366.

Very truly yours,

/s/ Edward Paz
Edward Paz
For U.S. Bancorp Fund Services, LLC

cc:           Lynn E. Burmeister, Perritt Funds, Inc.
Peter Fetzer, Foley & Lardner LLP